Sales Inducements	12 Months Ended
Dec. 31, 2011
Sales Inducements [Abstract]
Sales Inducements
9.	Sales Inducements

Accounting Policy

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 for more information concerning the Unlock.

Results

Changes in deferred sales inducement activity were as follows for the years ended December 31:

	2011	2010	2009
Balance, beginning of year	$197	$194	$533
Sales inducements deferred	6	10	43
Amortization - Unlock	(4)	(9)	(286)
Amortization charged to income	(13)	2	(96)

Balance, end of year	$186	$197	$194